Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment, Net (Details) - USD ($)	Mar. 31, 2025	Sep. 30, 2024
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	$ 17,191,936	$ 17,645,920
Less: impairment	884,808	914,955
Less: accumulated depreciation	5,478,403	5,358,480
Property, plant and equipment, net	10,828,725	11,372,485
Property and buildings [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	11,213,992	11,606,914
Machinery and equipment [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	5,311,046	5,367,205
Vehicle [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	211,132	218,326
Office and electric equipment [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	143,895	143,481
Buildings improvement [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	$ 311,871	$ 309,994